Research And Development, Net	12 Months Ended
Dec. 31, 2023
Research and Development Expense [Abstract]
Research And Development, Net	RESEARCH AND DEVELOPMENT, NET

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Total expenses	$502,654	$501,777	$447,852
Less - grants and participations	(78,234)	(66,127)	(52,765)
	$424,420	$435,650	$395,087